STOCK-BASED COMPENSATION (Schedule of Stock Option Activity for Subsidiary) (Details)	12 Months Ended
	Dec. 31, 2024 € / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Number of options
Options exercisable at end of period	191,900	191,900	389,500
AU10TIX Technologies B.V [Member]
Number of options
Options outstanding, beginning balance	858,625	858,625	368,875
Options granted	118,100	118,100	584,500
Options exercised	(241,000)	(241,000)	0
Options Forfeited	(68,375)	(68,375)	(94,750)
Options outstanding, ending balance	667,350	667,350	858,625	368,875
Stock Option, Weighted Average Exercise Price
Options outstanding, beginning balance | $ / shares		$ 0.67	$ 0.23
Options granted | $ / shares		2.78	0.96
Options exercised | $ / shares		0.01	0
Forfeited | $ / shares		$ 3.92	0.79
Options outstanding, ending balance | (per share)	€ 0.94		$ 0.67	$ 0.23
Stock Option, Additional Disclosures
Weighted average remaining contractual term	7 years	7 years	6 years	5 years